Restructuring and Related Reorganization Activity (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Charges	$ 25,630	$ 25,630
Payments		(1,112)
Non-cash items		(743)
Accrued liability Ending Balance	23,775	23,775
Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Charges		10,783
Payments		(572)
Non-cash items		(94)
Accrued liability Ending Balance	10,117	10,117
Other
Restructuring Cost and Reserve [Line Items]
Charges		14,847
Payments		(540)
Non-cash items		(649)
Accrued liability Ending Balance	$ 13,658	$ 13,658